Related Party Notes Payable (Details) - USD ($)						1 Months Ended										3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Jul. 21, 2021	May 13, 2021	May 13, 2021	Apr. 09, 2021	Jan. 01, 2020	Dec. 31, 2020	Sep. 30, 2020	Jan. 31, 2020	Jul. 31, 2019	Jun. 30, 2019	Jun. 27, 2019	May 31, 2019	Apr. 30, 2019	Dec. 31, 2017	Apr. 30, 2017	Sep. 30, 2022	Sep. 30, 2021	Jul. 31, 2018	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 14, 2022	Jul. 26, 2022	Mar. 31, 2022	Feb. 25, 2022	Aug. 31, 2020	Aug. 14, 2020	Jul. 01, 2020	Jun. 30, 2020	Mar. 06, 2020	Feb. 28, 2020	Nov. 30, 2019	Sep. 30, 2019	Jul. 05, 2019	Apr. 29, 2019	Mar. 31, 2019	Dec. 31, 2018	Oct. 31, 2018	Mar. 30, 2018	Jul. 31, 2017	Dec. 31, 2016
Related Party Notes Payable (Details) [Line Items]
Principal value																$ 8,451,000			$ 8,451,000
Accrued interest converted																						$ 3,677,000
Interest expense																						2,552,000
Cash Payment																			87,258,000
Proceeds from Secured Notes Payable																						300,000
Notes payable						$ 1,425,000															$ 7,436,000	1,425,000
Principal amount																			$ 47,449,000
Contractual Interest Rates																15.00%			15.00%		12.00%				10.00%
Notes payable																											$ 96,921
Extinguishment of debt accrued interest amount																					$ 13,565,000
Loss on related party notes payable																$ (7,690,000)	$ (94,727,000)		$ (7,690,000)	(96,036,000)	(86,904,000)	2,107,000
Share Price (in Dollars per share)																$ 0.01			$ 0.01
Received cash						1,124,000										$ 31,766,000	$ 666,061,000		$ 31,766,000	666,061,000	$ 505,091,000	1,124,000	$ 2,221,000
Principal amount																56,207,000			$ 56,207,000																								$ 10,000
Related party notes payable maturity term																			1 year		1 year
Net carrying value of original note payable						19,657,000																19,657,000
Proceeds from notes payable																			$ 40,050,000	$ 172,031,000	$ 172,031,000	40,595,000
Deposits																44,530,000			44,530,000		63,370,000
Minimum [Member]
Related Party Notes Payable (Details) [Line Items]
Principal amount																								$ 52,000
Maximum [Member]
Related Party Notes Payable (Details) [Line Items]
Principal amount																								$ 57,000
Notes Payable Other Due On Demand At899 Original Note [Member] | Notes Payable, Other Payables [Member]
Related Party Notes Payable (Details) [Line Items]
Principal amount																																						$ 1,500,000
Notes Payable Other Due On Demand At899 Additional Note At299 [Member] | Notes Payable, Other Payables [Member]
Related Party Notes Payable (Details) [Line Items]
Principal amount										$ 3,600,000
Beijing Bairui Culture Media, Co. Ltd [Member]
Related Party Notes Payable (Details) [Line Items]
Interest expense																						2,586,000
Fair Value, Inputs, Level 3 [Member]
Related Party Notes Payable (Details) [Line Items]
Notes payable																$ 12,726,000			$ 12,726,000		13,337,000
Notes payable, related parties						287,183,000															13,337,000	287,183,000
Notes payable						59,742,000															$ 161,282,000	59,742,000
Private Warrants [Member]
Related Party Notes Payable (Details) [Line Items]
Warrants issued (in Shares)																					80,000
Notes Payable N P A Tranche Due On October62020 At1000 April2019 Transactions [Member] | Notes Payable, Other Payables [Member]
Related Party Notes Payable (Details) [Line Items]
Contractual Interest Rates												10.00%	20.00%
Principal payments													$ 8,581,000
Principal amount												$ 900,000
Note Payable Due On June2021 At152 [Member] | Notes Payable, Other Payables [Member]
Related Party Notes Payable (Details) [Line Items]
Contractual Interest Rates																							1.52%
Principal payments														$ 18,000,000
Principal amount																																										$ 22,400,000
Note Payable Due June2021 At899 [Member] | Notes Payable, Other Payables [Member]
Related Party Notes Payable (Details) [Line Items]
Contractual Interest Rates																														8.99%
Proceeds from notes payable						$ 2,240,000
Note Payable Due On June2021 At800 [Member] | Notes Payable, Other Payables [Member]
Related Party Notes Payable (Details) [Line Items]
Contractual Interest Rates																															8.00%
Proceeds from notes payable								$ 300,000
Notes Payable Other Notes Due On June2021 At286 [Member] | Notes Payable, Other Payables [Member]
Related Party Notes Payable (Details) [Line Items]
Contractual Interest Rates																							2.86%
Principal amount																																								$ 1,500,000
Notes Payable Other Due On Demand At899 Original Note [Member] | Notes Payable, Other Payables [Member]
Related Party Notes Payable (Details) [Line Items]
Cash Payment																						120,000	$ 1,000,000
Contractual Interest Rates																																8.99%
Net carrying amounts							$ 380,000
Notes Payable Other Due On Demand At899 Additional Note At299 [Member] | Notes Payable, Other Payables [Member]
Related Party Notes Payable (Details) [Line Items]
Contractual Interest Rates																																				2.99%
Notes Payable Other Notes Due June2021 At699 Note One [Member] | Notes Payable, Other Payables [Member]
Related Party Notes Payable (Details) [Line Items]
Contractual Interest Rates																																			6.99%
Net carrying amounts							180,000
Principal amount																																			$ 180,000
Notes Payable Other Notes Due June2021 At699 Note Two [Member] | Notes Payable, Other Payables [Member]
Related Party Notes Payable (Details) [Line Items]
Contractual Interest Rates																																		6.99%
Principal payments																						$ 1,500,000
Net carrying amounts							1,200,000
Principal amount																																		$ 2,700,000
Notes Payable Various Other Notes Due On June302021 At800 [Member] | Notes Payable, Other Payables [Member]
Related Party Notes Payable (Details) [Line Items]
Contractual Interest Rates						8.00%																8.00%
Deposits																							11,635,000
Common Class A [Member]
Related Party Notes Payable (Details) [Line Items]
Accrued interest converted			$ 43,490,000																		$ 29,958,000
Aggregating principal amount			$ 90,869,000																		130,479,000
Principal settled with equity																					19,196,000
Common Class A [Member] | Notes Payable, Other Payables [Member]
Related Party Notes Payable (Details) [Line Items]
Accrued interest converted																					23,275,000
Aggregating principal amount																					75,100,000
Notes Payable, Related Party [Member] | Faraday And Future H K Limited [Member]
Related Party Notes Payable (Details) [Line Items]
Contractual Interest Rates																																									12.00%
Notes Payable, Related Party [Member] | Beijing Bairui Culture Media, Co. Ltd [Member]
Related Party Notes Payable (Details) [Line Items]
Notes payable																							2,487,000
Loss on related party notes payable					$ 314,000
Principal Amount																		$ 27,329,000
Notes payable with employee on demand related party [Member] | Affiliated Entity [Member]
Related Party Notes Payable (Details) [Line Items]
Contractual Interest Rates																																							0.00%
Note Payable Due On June2021 At152 [Member] | Notes Payable, Other Payables [Member]
Related Party Notes Payable (Details) [Line Items]
Net carrying amounts							4,400,000
Note Payable Due June2021 At899 [Member] | Notes Payable, Other Payables [Member]
Related Party Notes Payable (Details) [Line Items]
Net carrying amounts							2,240,000
Note Payable Due On June2021 At800 [Member] | Notes Payable, Other Payables [Member]
Related Party Notes Payable (Details) [Line Items]
Net carrying amounts							300,000
Notes Payable Other Notes Due On June2021 At286 [Member] | Notes Payable, Other Payables [Member]
Related Party Notes Payable (Details) [Line Items]
Net carrying amounts							$ 1,500,000
Special Committee Investigation [Member]
Related Party Notes Payable (Details) [Line Items]
Notes payable, related parties						$ 32,952,000																$ 32,952,000
Cash Payment																						$ 1,652,000
Affiliated Entity [Member] | Notes Payable, Other Payables [Member]
Related Party Notes Payable (Details) [Line Items]
Notes payable, related parties																					91,420,000
Cash Payment																					41,925,000
Net carrying amounts																					$ 96,907,000
Share Price (in Dollars per share)																					$ 10
Affiliated Entity [Member] | Common Class A [Member] | Notes Payable, Other Payables [Member]
Related Party Notes Payable (Details) [Line Items]
Shares issued from conversion (in Shares)																					6,921,814
Loss on related party notes payable																					$ 26,164,000
Affiliated Entity [Member] | Notes Payable, Related Party [Member]
Related Party Notes Payable (Details) [Line Items]
Notes payable, related parties																					91,420,000
Accrued interest converted				$ 71,764
Aggregating principal amount				$ 194,810,000
Related party promissory notes assumed																					500,000
Related party convertible notes assumed																					300,000
Related party promissory notes assumed, fair value																					580,000
Amount settled																					$ 800,000
Affiliated Entity [Member] | Notes Payable, Related Party [Member] | Chongqing Leshi Small Loan Co., Ltd. [Member]
Related Party Notes Payable (Details) [Line Items]
Principal amount															$ 8,742,000
Contractual Interest Rates																					12.00%
Outstanding balance interest percentage																					18.00%	18.00%
Affiliated Entity [Member] | Notes Payable, Related Party [Member] | Faraday And Future H K Limited [Member]
Related Party Notes Payable (Details) [Line Items]
Received cash																																											$ 278,866,000
Principal amount																																									$ 212,007,000
Agreement Cancelled Principle Amount											$ 48,374,000
Unpaid interest											$ 5,805,000
Affiliated Entity [Member] | Notes Payable, Related Party [Member] | Leview Mobile (HK) Ltd [Member]
Related Party Notes Payable (Details) [Line Items]
Principal amount																																									$ 66,859,000
Affiliated Entity [Member] | Notes Payable, Related Party [Member] | Beijing Bairui Culture Media, Co. Ltd [Member]
Related Party Notes Payable (Details) [Line Items]
Interest expense																					$ 657,000
Contractual Interest Rates																					0.00%
Related party notes payable maturity term																					1 year
Cash flows the modified note payable exceeded percentage					10.00%
Net carrying value of original note payable																					$ 20,842,000
Note payable with fair value																					$ 21,156,000
Affiliated Entity [Member] | Notes Payable, Related Party [Member] | Beijing Bairui Culture Media, Co. Ltd [Member] | Minimum [Member]
Related Party Notes Payable (Details) [Line Items]
Increased interest rate					0.00%
Affiliated Entity [Member] | Notes Payable, Related Party [Member] | Beijing Bairui Culture Media, Co. Ltd [Member] | Maximum [Member]
Related Party Notes Payable (Details) [Line Items]
Increased interest rate					12.00%
Affiliated Entity [Member] | Notes Payable, Related Party [Member] | Evergrande Health Industry Group Limited [Member]
Related Party Notes Payable (Details) [Line Items]
Contractual Interest Rates										10.00%
Increased interest rate										15.00%
Borrowed from related party																							10,000,000
Affiliated Entity [Member] | Notes Payable, Related Party [Member] | Private Warrants [Member]
Related Party Notes Payable (Details) [Line Items]
Warrants issued (in Shares)																					80,000
Affiliated Entity [Member] | Notes Payable, Related Party [Member] | Common Class A [Member]
Related Party Notes Payable (Details) [Line Items]
Accrued interest converted		$ 43,490,000																			$ 29,958,000
Shares issued from conversion (in Shares)	10,888,580																				11,566,196
Aggregating principal amount		$ 90,869,000																			$ 130,479,000
Affiliated Entity [Member] | Notes payable with employee on demand related party [Member]
Related Party Notes Payable (Details) [Line Items]
Interest expense																					16,000	$ 34,000
Notes payable																																							$ 700,000
Debt discount						16,000																16,000
Loans Payable																					730,000
Long-term Debt, Gross																					4,244,000
Recognized interest expense																					141,000	310,000
Principal payments																					$ 900,000
Affiliated Entity [Member] | Related Party Note Purchase Agreements [Member]
Related Party Notes Payable (Details) [Line Items]
Contractual Interest Rates																					10.00%
Principal amount																																					$ 200,000,000
Affiliated Entity [Member] | Related Party Notes, China, Due On Demand [Member]
Related Party Notes Payable (Details) [Line Items]
Contractual Interest Rates																					10.00%
Affiliated Entity [Member] | Related Party Note Purchase Agreements May2019 [Member]
Related Party Notes Payable (Details) [Line Items]
Principal amount												$ 1,650,000
Contractual Interest Rates												20.00%
Note payable with fair value						1,970,000																1,970,000
Affiliated Entity [Member] | Related Party Note Purchase Agreements July2019 [Member]
Related Party Notes Payable (Details) [Line Items]
Principal amount									$ 16,462,000
Contractual Interest Rates									20.00%
Affiliated Entity [Member] | Notes Payable With Employee Matures October20170 Related Party [Member]
Related Party Notes Payable (Details) [Line Items]
Contractual Interest Rates															0.00%
Notes payable															$ 728,000
Affiliated Entity [Member] | Related Party Notes Maturing August2020 [Member]
Related Party Notes Payable (Details) [Line Items]
Contractual Interest Rates																													8.99%
Loans Payable																																	$ 1,410,000
Affiliated Entity [Member] | December2020 Related Party Notes Payable [Member]
Related Party Notes Payable (Details) [Line Items]
Loans Payable						$ 424,000																$ 424,000
Payments of related party notes payable																					$ 424,000
Affiliated Entity [Member] | March2021 Bridge Loan [Member]
Related Party Notes Payable (Details) [Line Items]
Company received																										$ 200,000
Payments of related party notes payable																					$ 200,000
Affiliated Entity [Member] | Notes Payable To Various Related Parties [Member]
Related Party Notes Payable (Details) [Line Items]
Contractual Interest Rates						6.99%																6.99%
Loans Payable																							$ 4,160,000
Affiliated Entity [Member] | Related Party Notes Executed From January2020 To August2020 [Member]
Related Party Notes Payable (Details) [Line Items]
Loans Payable																												$ 8,422,000
Affiliated Entity [Member] | Related Party Notes Executed From January2020 To August2020 Note Mature June2020 [Member]
Related Party Notes Payable (Details) [Line Items]
Contractual Interest Rates						8.00%															8.00%	8.00%
Loans Payable																					$ 500,000